Note 7 Sources of encumbrance (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Book value of financial liabilities [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	€ 137,242	€ 131,352	€ 124,252
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	151,275	147,523	135,500
Derivatives [member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	15,368	16,611	19,066
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	15,191	16,348	20,004
deposits [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	109,311	98,668	87,906
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	120,957	111,726	94,240
Outstanding subordinated debt [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	12,563	16,073	17,280
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	15,127	19,449	21,256
Other [Member]
Financial liabilities issued encumbered assets [Line Items]
Matching liabilities contingent liabilities or securities lent	620	653	449
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	€ 3,966	€ 5,202	€ 4,788